5. FIXED ASSETS - Fixed Assets (Details) - Quarterly (USD $)	Jun. 30, 2014	Dec. 31, 2013
Fixed Assets		$ 1,522
Less: Accumulated depreciation		228
Property and equipment, net		1,294
Quarterly [Member]
Fixed Assets	8,034	1,522
Less: Accumulated depreciation	857	228
Property and equipment, net	7,177	1,294
Computers
Fixed Assets		1,522
Computers | Quarterly [Member]
Fixed Assets	5,852	1,522
Office Equipment | Quarterly [Member]
Fixed Assets	$ 2,182